Stockholders’ Deficiency (Details) - Schedule of Activity for the Warrants - Previously Reported [Member] - Warrants [Member] - $ / shares		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Warrants, Balance	639,249	1,749,192	639,249
Weighted Average Exercise Price (as converted), Balance	$ 28.75	$ 7.66	$ 28.75
Remaining Contractual Term (Years), Balance	1 year 10 months 2 days	3 years 5 months 4 days	10 months 2 days
Number of Warrants, Issued			1,626,721
Weighted Average Exercise Price (as converted), Issued			$ 7.48
Remaining Contractual Term (Years), Issued
Number of Warrants, Expired			(516,778)
Weighted Average Exercise Price (as converted), Expired			$ 34.01
Remaining Contractual Term (Years), Expired